Note 12 - Equity: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Dec. 31, 2025
Warrant
Defined Benefit Plan, Assumptions
April 23, 2024
Exercise price	$4.80
Stock price	$5.75
Expected life of the warrants (years)	5
Risk free rate	4.63%
Dividend yield	-
Volatility	46.4%